SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Global Thematic Fund (Effective on or about January 31, 2013: DWS Global Growth Fund)

Effective on or about January 31, 2013, DWS Global Thematic Fund will change its name to DWS Global Growth Fund.

Effective on or about January 31, 2013, Global Thematic Partners, LLC (”GTP”) will no longer serve as subadvisor to the fund. All references to GTP are hereby deleted.

Effective on or about January 31, 2013, the following sections of the prospectus are supplemented as follows:
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The following information replaces the existing disclosure contained in the ”PRINCIPAL INVESTMENT STRATEGY” section of the summary section of the fund’s prospectus and the ”FUND DETAILS” section of the fund’s prospectus:

Main Investments. The fund invests at least 65% of its total assets in US and foreign equities (equities issued by US and foreign-based companies). The fund can invest in companies of any size and from any country, including countries with emerging economies. The fund seeks to achieve its objective by allocating its assets among a global growth sleeve and a global small cap growth sleeve. The fund’s global growth sleeve will typically consist of approximately 60 to 80 companies that are diversified across the growth spectrum; including early stage, core growth, and established growth companies. The fund’s global small cap growth sleeve will generally invest in small and mid cap global growth companies and will typically consist of approximately 100 to 120 companies. The fund’s equity investments may also include preferred stocks and other securities with equity characteristics, such as convertible securities and warrants.

Management process. Portfolio management allocates the fund’s assets among a global growth sleeve and a global small cap growth sleeve.

Portfolio management for the global growth sleeve aims to add value through stock selection. In choosing securities, portfolio management employs a risk-balanced bottom-up selection process to identify companies it believes are well-positioned. Portfolio management utilizes a proprietary investment process designed to identify attractive investments utilizing proprietary research, including regional and sector research, conducted by in-house analysts. The investment process also takes into consideration various valuation metrics to assess the attractiveness of stocks and assists portfolio management in devising allocations among investable securities.

Portfolio management for the global small cap growth sleeve uses a combination of analytical disciplines:

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Bottom-up research. Portfolio management looks for individual companies that it believes have a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

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Growth orientation. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Portfolio management uses analytical tools to actively monitor the risk profile of the portfolio as compared to appropriate benchmarks. Portfolio management will normally sell a stock when it believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the fund’s exposure to a given country.

Derivatives. Portfolio management generally may use options and futures contracts, which are each a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

January 14, 2013 PROSTKR-208

The following information supplements the existing disclosure under the ”MAIN RISKS” section of the summary section of the fund’s prospectus:

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

The following information supplements the existing disclosure under the ”MAIN RISKS” sub-heading of the ”FUND DETAILS” section of the fund’s prospectus:

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

A growth company may fail to fulfill apparent promise or may be eclipsed by competitors or its products or its services may be rendered obsolete by new technologies. Growth stocks also typically lack the dividends associated with value stocks that might otherwise cushion investors from the effects of declining stock prices. In addition, growth stocks selected for investment by portfolio management may not perform as anticipated.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

The following information replaces the existing disclosure under the ”MANAGEMENT” section of the summary section of the fund’s prospectus.

MANAGEMENT

Investment Advisor

Deutsche Investment Management Americas Inc.

Portfolio Manager(s)
Joseph Axtell, CFA, Managing Director. Lead Portfolio Manager of the fund. Joined the fund in 2013.

Rafaelina M. Lee, Managing Director. Portfolio Manager of the fund. Joined the fund in 2013.

Reid Galas, CFA, Vice President. Portfolio Manager of the fund. Joined the fund in 2013.

Nils E. Ernst, PhD, Director. Portfolio Manager of the fund. Joined the fund in 2013.

Martin Berberich, CFA, Director. Portfolio Manager of the fund. Joined the fund in 2013.

Sebastian P. Werner, PhD, Assistant Vice President. Portfolio Manager of the fund. Joined the fund in 2013.

January 14, 2013 PROSTKR-208

The following information replaces the existing disclosure under the ”MANAGEMENT” sub-heading of the ”FUND DETAILS” section of the fund’s prospectus.

MANAGEMENT

Investment Advisor

Deutsche Investment Management Americas Inc.

Joseph Axtell, CFA, Managing Director. Lead Portfolio Manager of the fund. Joined the fund in 2013.

■	Joined Deutsche Asset Management in 2001.

■	Senior analyst at Merrill Lynch Investment Managers for the international equity portion of a global balanced portfolio (1996–2001).

■	Director, International Research at PCM International (1989–1996).

■	Associate manager, structured debt and equity group at Prudential Capital Corporation (1988–1989).

■	Analyst at Prudential-Bache Capital Funding in London (1987–1988).

■	Equity analyst in the health care sector at Prudential Equity Management Associates (1985–1987).

■	BS, Carlson School of Management, University of Minnesota.

Rafaelina M. Lee, Managing Director. Portfolio Manager of the fund. Joined the fund in 2013.

■	Joined Deutsche Asset Management in 1999.

■	Research analyst for US Micro, Small and Mid Cap Equity: New York.

■	Over 20 years of investment industry experience in US portfolio strategy, Latin America market strategy and US equity research at JP Morgan Securities, UBS Securities and Goldman Sachs & Co.

■	BA, Columbia University; MBA, Stern School of Business, New York University.

Reid Galas, CFA, Vice President. Portfolio Manager
of the fund. Joined the fund in 2013.

■	Joined Deutsche Asset Management in 2008 after eight years of experience in supply chain consulting and analysis at Deloitte Consulting, Cheshire Technology and Numetrix.

■	Portfolio Analyst for Global Small Cap Equity: New York.

■	BS in Operations Research and Industrial Engineering from Cornell University; MBA from Ross School of Business, University of Michigan; CFA Charterholder.

Nils E. Ernst, PhD, Director. Portfolio Manager of the fund. Joined the fund in 2013.

■	Joined Deutsche Asset Management in 2004 after two years of industry experience as an Investment Consultant at FERI Institutional Management GmbH, while completing his doctoral studies.

■	Portfolio Manager for Global Equities: Frankfurt.

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Completed Bank Training Program (”Bankkaufmann”) at Landesbank Hessen-Thueringen, Frankfurt; Master’s Degree and PhD in Business Administration (”Diplom-Kaufmann” and ”Dr. rer. pol.”) from Otto Beisheim Graduate School of Corporate Management with semesters at Georgia Institute of Technology and Hong Kong University of Science and Technology.

Martin Berberich, CFA, Director. Portfolio Manager of the fund. Joined the fund in 2013.

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Joined Deutsche Asset Management in 1999 with three years of industry experience; previously, he served as an Institutional Portfolio Manager. Before joining, he worked in the Treasury Department at Robert Bosch GmbH.

■	Senior Portfolio Manager for Global Equities and Deputy Portfolio Manager for the DWS Top 50 Welt: Frankfurt.

■	Completed Bank Training Program (”Bankkaufmann”) at HypoVereinsbank Wuerzburg; MBA (”Diplom-Kaufmann”) from University of Wuerzburg; CFA Charterholder.

Sebastian P. Werner, PhD, Assistant Vice President. Portfolio Manager of the fund. Joined the fund in 2013.

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Joined Deutsche Asset Management in 2008; previously, he served as a Research Assistant for the Endowed Chair of Asset Management at the European Business School, Oestrich-Winkel while earning his PhD.

■	Portfolio Manager for Global and US Growth Equities: Frankfurt.

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MBA in International Management from the Thunderbird School of Global Management; Masters Degree (”Diplom-Kaufmann”) and PhD in Finance (”Dr. rer. pol.”) from the European Business School, Oestrich-Winkel.

Please Retain This Supplement for Future Reference

January 14, 2013 PROSTKR-208

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